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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                             811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

            1345 Avenue of the Americas, New York, NY                                              10105

                    (Address of principal executive offices)                                              (Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas,

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:    212-739-3371

Date of fiscal year end:    January 31, 2010

Date of reporting period:    October 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES—164.9%
	Fannie Mae—78.2%
$22	3.117%, 9/1/28, FRN, MBS	Aaa/AAA	$22,223
29	3.302%, 4/1/30, FRN, MBS (l)	Aaa/AAA	29,965
52	3.39%, 2/1/27, FRN, MBS (l)	Aaa/AAA	53,006
10	3.54%, 2/1/32, FRN, MBS	Aaa/AAA	9,971
149	3.655%, 3/1/32, FRN, MBS (l)	Aaa/AAA	151,555
99	3.672%, 12/1/28, FRN, MBS (l)	Aaa/AAA	99,343
408	4.25%, 11/25/24, CMO	Aaa/AAA	405,737
24	4.25%, 3/25/33, CMO	Aaa/AAA	24,747
9,872	4.50%, 7/1/39, MBS (l)	Aaa/AAA	10,002,923
7,800	4.50%, MBS, TBA (e)	Aaa/AAA	7,892,625
77	4.526%, 11/1/27, FRN, MBS (l)	Aaa/AAA	77,617
125	4.74%, 12/1/25, FRN, MBS (l)	Aaa/AAA	126,146
100	5.00%, 5/25/16, CMO (l)	Aaa/AAA	101,550
19	5.00%, 12/1/18, MBS	Aaa/AAA	19,863
8	5.025%, 10/1/31, FRN, MBS	Aaa/AAA	8,153
101	5.50%, 8/25/14, CMO (l)	Aaa/AAA	105,804
34	5.50%, 12/25/16, CMO (l)	Aaa/AAA	36,677
125	5.50%, 7/25/24, CMO (l)	Aaa/AAA	132,339
144	5.50%, 4/1/32, MBS (l)	Aaa/AAA	153,458
58	5.50%, 12/25/32, CMO (l)	Aaa/AAA	59,269
887	5.50%, 12/25/34, CMO	Aaa/AAA	940,028
1,370	5.50%, 4/25/35, CMO (l)	Aaa/AAA	1,452,966
14,201	5.50%, 8/1/38, MBS (l)	Aaa/AAA	14,966,301
100	5.75%, 6/25/33, CMO (l)	Aaa/AAA	106,826
2,500	5.807%, 8/25/43, CMO (l)	Aaa/AAA	2,689,716
75	6.00%, 2/25/17, CMO (l)	Aaa/AAA	80,820
330	6.00%, 4/25/17, CMO (l)	Aaa/AAA	358,159
2,737	6.00%, 12/1/32, MBS (l)	Aaa/AAA	2,937,396
1,786	6.00%, 1/1/33, MBS (l)	Aaa/AAA	1,917,329
583	6.00%, 2/1/33, MBS (l)	Aaa/AAA	625,627
2,927	6.00%, 2/1/34, MBS (l)	Aaa/AAA	3,136,476
9,702	6.00%, 10/1/34, MBS (l)	Aaa/AAA	10,380,623
10,333	6.00%, 11/1/34, MBS (l)	Aaa/AAA	11,054,952
5,430	6.00%, 4/1/35, MBS (l)	Aaa/AAA	5,828,317
8,065	6.00%, 1/1/36, MBS (l)	Aaa/AAA	8,603,133
10,013	6.00%, 9/1/36, MBS (l)	Aaa/AAA	10,728,741
1,868	6.00%, 10/1/36, MBS (l)	Aaa/AAA	2,009,377
4,048	6.00%, 7/1/37, MBS (l)	Aaa/AAA	4,307,648
7,168	6.00%, 1/25/44, CMO (l)	Aaa/AAA	7,710,883
56,010	6.00%, MBS, TBA (e)	Aaa/AAA	59,484,412
43	6.50%, 5/1/13, MBS (l)	Aaa/AAA	45,953
33	6.50%, 10/1/13, MBS (l)	Aaa/AAA	35,115
270	6.50%, 2/1/14, MBS (l)	Aaa/AAA	289,517
160	6.50%, 10/1/18, MBS (l)	Aaa/AAA	172,896
148	6.50%, 9/1/19, MBS (l)	Aaa/AAA	159,554
312	6.50%, 1/1/20, MBS (l)	Aaa/AAA	334,708
276	6.50%, 6/25/23, CMO	Aaa/AAA	295,896
2	6.50%, 12/1/23, MBS	Aaa/AAA	2,266
—(h)	6.50%, 3/1/24, MBS	Aaa/AAA	193

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$36	6.50%, 4/1/27, MBS (l)	Aaa/AAA	$39,079
321	6.50%, 11/18/27, CMO	Aaa/AAA	353,409
12	6.50%, 1/1/28, MBS	Aaa/AAA	13,340
656	6.50%, 2/1/28, MBS (l)	Aaa/AAA	708,461
57	6.50%, 4/1/28, MBS (l)	Aaa/AAA	62,071
142	6.50%, 9/1/28, MBS (l)	Aaa/AAA	153,507
840	6.50%, 11/1/28, MBS (l)	Aaa/AAA	912,702
103	6.50%, 1/1/29, MBS (l)	Aaa/AAA	112,259
45	6.50%, 2/1/29, MBS (l)	Aaa/AAA	48,140
592	6.50%, 3/1/29, MBS (l)	Aaa/AAA	642,109
85	6.50%, 4/1/29, MBS (l)	Aaa/AAA	92,213
25	6.50%, 5/1/29, MBS (l)	Aaa/AAA	27,241
79	6.50%, 6/1/29, MBS (l)	Aaa/AAA	85,594
948	6.50%, 7/1/29, MBS (l)	Aaa/AAA	1,028,704
19	6.50%, 8/1/29, MBS	Aaa/AAA	20,423
5	6.50%, 9/1/29, MBS	Aaa/AAA	5,348
8	6.50%, 12/1/29, MBS	Aaa/AAA	9,075
233	6.50%, 4/1/31, MBS (l)	Aaa/AAA	252,702
204	6.50%, 5/1/31, MBS (l)	Aaa/AAA	218,805
214	6.50%, 8/1/31, MBS (l)	Aaa/AAA	229,568
1,701	6.50%, 9/25/31, CMO (l)	Aaa/AAA	1,856,474
93	6.50%, 10/1/31, MBS (l)	Aaa/AAA	100,192
45	6.50%, 11/1/31, MBS (l)	Aaa/AAA	48,330
3,301	6.50%, 3/25/32, CMO (l)	Aaa/AAA	3,515,594
59	6.50%, 6/1/32, MBS (l)	Aaa/AAA	63,521
172	6.50%, 8/1/32, MBS (l)	Aaa/AAA	184,011
104	6.50%, 9/1/32, MBS (l)	Aaa/AAA	111,357
539	6.50%, 10/1/32, MBS (l)	Aaa/AAA	584,162
326	6.50%, 5/1/33, MBS (l)	Aaa/AAA	352,467
83	6.50%, 6/1/33, MBS (l)	Aaa/AAA	88,729
168	6.50%, 7/1/33, MBS (l)	Aaa/AAA	182,130
200	6.50%, 8/1/33, MBS (l)	Aaa/AAA	216,525
620	6.50%, 9/1/33, MBS (l)	Aaa/AAA	672,053
1,828	6.50%, 10/1/33, MBS (l)	Aaa/AAA	1,977,445
1,424	6.50%, 11/1/33, MBS (l)	Aaa/AAA	1,539,744
203	6.50%, 12/1/33, MBS (l)	Aaa/AAA	220,021
672	6.50%, 1/1/34, MBS (l)	Aaa/AAA	725,830
72	6.50%, 2/1/34, MBS (l)	Aaa/AAA	77,430
34	6.50%, 3/1/34, MBS (l)	Aaa/AAA	37,219
98	6.50%, 4/1/34, MBS (l)	Aaa/AAA	105,969
133	6.50%, 5/1/34, MBS (l)	Aaa/AAA	143,058
1,108	6.50%, 7/1/34, MBS (l)	Aaa/AAA	1,197,588
863	6.50%, 8/1/34, MBS (l)	Aaa/AAA	931,435
873	6.50%, 9/1/34, MBS (l)	Aaa/AAA	942,471
21	6.50%, 10/1/34, MBS	Aaa/AAA	22,738
480	6.50%, 11/1/34, MBS (l)	Aaa/AAA	518,360
347	6.50%, 12/1/34, MBS (l)	Aaa/AAA	373,991
155	6.50%, 1/1/35, MBS (l)	Aaa/AAA	167,842
250	6.50%, 2/1/35, MBS (l)	Aaa/AAA	269,922
170	6.50%, 4/1/35, MBS (l)	Aaa/AAA	183,825

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$81	6.50%, 7/1/35, MBS (l)	Aaa/AAA	$87,133
293	6.50%, 10/1/35, MBS (l)	Aaa/AAA	315,690
1,357	6.50%, 6/1/36, MBS (l)	Aaa/AAA	1,472,091
5,703	6.50%, 12/1/36, MBS (l)	Aaa/AAA	6,131,343
1,358	6.50%, 4/1/37, MBS (l)	Aaa/AAA	1,459,561
4,042	6.50%, 2/1/38, MBS (l)	Aaa/AAA	4,342,621
1,476	6.50%, 7/1/39, MBS (l)	Aaa/AAA	1,586,293
1,358	6.50%, 12/25/41, CMO (l)	Aaa/AAA	1,474,064
3,864	6.50%, 7/25/42, CMO (l)	Aaa/AAA	4,193,816
336	6.50%, 8/25/42, CMO	Aaa/AAA	364,713
4,284	6.50%, 9/25/42, CMO (l)	Aaa/AAA	4,676,120
55	6.50%, 10/25/42, CMO (l)	Aaa/AAA	59,928
88	6.50%, 12/25/42, CMO (l)	Aaa/AAA	95,943
1,754	6.50%, 6/25/44, CMO (l)	Aaa/AAA	1,902,937
551	6.50%, 11/1/47, MBS (l)	Aaa/AAA	589,245
72	6.85%, 12/18/27, CMO (l)	Aaa/AAA	79,760
178	7.00%, 7/18/12, CMO	Aaa/AAA	189,614
100	7.00%, 1/1/13, MBS (l)	Aaa/AAA	104,254
24	7.00%, 2/1/15, MBS	Aaa/AAA	26,102
268	7.00%, 3/1/16, MBS (l)	Aaa/AAA	298,680
160	7.00%, 5/1/16, MBS (l)	Aaa/AAA	173,275
137	7.00%, 11/1/16, MBS (l)	Aaa/AAA	142,620
432	7.00%, 5/1/17, MBS (l)	Aaa/AAA	469,172
122	7.00%, 11/1/17, MBS (l)	Aaa/AAA	132,584
740	7.00%, 7/1/21, MBS (l)	Aaa/AAA	793,475
134	7.00%, 11/1/24, MBS (l)	Aaa/AAA	147,463
12	7.00%, 10/1/25, MBS	Aaa/AAA	13,452
56	7.00%, 6/18/27, CMO (l)	Aaa/AAA	62,391
7	7.00%, 9/1/27, MBS	Aaa/AAA	7,297
12	7.00%, 11/1/27, MBS	Aaa/AAA	13,269
37	7.00%, 12/1/27, MBS (l)	Aaa/AAA	41,114
7	7.00%, 5/1/28, MBS	Aaa/AAA	7,598
25	7.00%, 6/1/28, MBS (l)	Aaa/AAA	27,627
58	7.00%, 2/1/29, MBS (l)	Aaa/AAA	64,058
178	7.00%, 3/1/29, MBS (l)	Aaa/AAA	196,922
146	7.00%, 4/1/29, MBS (l)	Aaa/AAA	161,738
79	7.00%, 5/1/29, MBS (l)	Aaa/AAA	87,932
67	7.00%, 6/1/29, MBS (l)	Aaa/AAA	73,719
32	7.00%, 7/1/29, MBS (l)	Aaa/AAA	35,202
104	7.00%, 9/1/29, MBS (l)	Aaa/AAA	115,299
34	7.00%, 10/1/29, MBS	Aaa/AAA	38,032
1	7.00%, 11/1/29, MBS	Aaa/AAA	949
16	7.00%, 3/1/30, MBS	Aaa/AAA	17,870
7,262	7.00%, 4/1/30, MBS (l)	Aaa/AAA	8,046,545
140	7.00%, 5/1/30, MBS (l)	Aaa/AAA	155,179
27	7.00%, 4/1/31, MBS	Aaa/AAA	30,303
17	7.00%, 6/1/31, MBS	Aaa/AAA	19,013
49	7.00%, 7/1/31, MBS (l)	Aaa/AAA	53,818
114	7.00%, 8/1/31, MBS (l)	Aaa/AAA	126,633
127	7.00%, 9/1/31, MBS (l)	Aaa/AAA	140,192
17	7.00%, 11/1/31, MBS	Aaa/AAA	18,892

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$186	7.00%, 12/1/31, MBS (l)	Aaa/AAA	$205,430
85	7.00%, 1/1/32, MBS (l)	Aaa/AAA	90,982
205	7.00%, 2/1/32, MBS (l)	Aaa/AAA	227,096
65	7.00%, 4/1/32, MBS (l)	Aaa/AAA	71,562
176	7.00%, 5/1/32, MBS (l)	Aaa/AAA	193,731
179	7.00%, 6/1/32, MBS (l)	Aaa/AAA	197,203
70	7.00%, 7/1/32, MBS (l)	Aaa/AAA	76,969
38	7.00%, 8/1/32, MBS (l)	Aaa/AAA	41,381
462	7.00%, 9/25/32, CMO (l)	Aaa/AAA	504,756
273	7.00%, 9/1/33, MBS (l)	Aaa/AAA	298,138
361	7.00%, 11/1/33, MBS (l)	Aaa/AAA	397,641
697	7.00%, 1/1/34, MBS (l)	Aaa/AAA	759,012
209	7.00%, 7/1/34, MBS (l)	Aaa/AAA	230,855
139	7.00%, 2/25/35, CMO (l)	Aaa/AAA	146,295
245	7.00%, 3/1/35, MBS (l)	Aaa/AAA	269,368
4,988	7.00%, 7/1/36, MBS (l)	Aaa/AAA	5,444,464
1,832	7.00%, 9/25/41, CMO, VRN (l)	Aaa/AAA	2,008,977
226	7.00%, 10/25/41, CMO	Aaa/AAA	248,321
90	7.00%, 7/25/42, CMO (l)	Aaa/AAA	98,878
469	7.00%, 11/25/43, CMO	Aaa/AAA	514,339
469	7.00%, 2/25/44, CMO	Aaa/AAA	514,512
2,904	7.00%, 3/25/45, CMO (l)	Aaa/AAA	3,184,831
1,393	7.00%, 12/1/46, MBS (l)	Aaa/AAA	1,513,810
842	7.00%, 1/1/47, MBS (l)	Aaa/AAA	914,830
777	7.50%, 6/1/17, MBS (l)	Aaa/AAA	846,375
59	7.50%, 12/1/17, MBS (l)	Aaa/AAA	67,316
508	7.50%, 5/1/22, MBS (l)	Aaa/AAA	574,525
73	7.50%, 10/25/22, CMO (l)	Aaa/AAA	80,300
801	7.50%, 4/1/24, MBS (l)	Aaa/AAA	898,464
231	7.50%, 6/19/30, CMO, VRN	Aaa/AAA	258,165
231	7.50%, 6/25/30, CMO	Aaa/AAA	253,591
48	7.50%, 7/1/31, MBS (l)	Aaa/AAA	54,320
160	7.50%, 5/1/32, MBS (l)	Aaa/AAA	180,206
591	7.50%, 9/1/35, MBS (l)	Aaa/AAA	655,103
681	7.50%, 9/1/37, MBS (l)	Aaa/AAA	735,109
1,331	7.50%, 7/25/41, CMO (l)	Aaa/AAA	1,454,454
1,495	7.50%, 2/25/42, CMO, VRN (l)	Aaa/AAA	1,645,073
83	7.50%, 7/25/42, CMO (l)	Aaa/AAA	92,349
9	7.50%, 8/25/42, CMO	Aaa/AAA	9,803
1,322	7.50%, 10/25/42, CMO (l)	Aaa/AAA	1,476,873
845	7.50%, 3/25/44, CMO	Aaa/AAA	944,029
3,228	7.50%, 6/25/44, CMO (l)	Aaa/AAA	3,608,401
111	7.70%, 3/25/23, CMO (l)	Aaa/AAA	125,036
90	7.75%, 3/1/31, FRN, MBS (l)	Aaa/AAA	91,400
238	7.815%, 12/1/30, FRN, MBS (l)	Aaa/AAA	244,462
10	8.00%, 4/1/19, MBS	Aaa/AAA	11,170
405	8.00%, 9/25/21, CMO	Aaa/AAA	447,080
3	8.00%, 1/1/22, MBS	Aaa/AAA	3,537
4	8.00%, 12/1/22, MBS	Aaa/AAA	4,728
7	8.00%, 6/1/24, MBS	Aaa/AAA	8,445
315	8.00%, 9/1/24, MBS (l)	Aaa/AAA	356,062

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$2	8.00%, 12/1/24, MBS	Aaa/AAA	$1,926
3	8.00%, 9/1/27, MBS	Aaa/AAA	2,939
27	8.00%, 4/1/30, MBS (l)	Aaa/AAA	30,148
103	8.00%, 5/1/30, MBS (l)	Aaa/AAA	117,322
2	8.00%, 6/1/30, MBS	Aaa/AAA	1,987
64	8.00%, 7/1/30, MBS (l)	Aaa/AAA	73,430
2,056	8.00%, 7/19/30, CMO, VRN (l)	Aaa/AAA	2,278,269
47	8.00%, 8/1/30, MBS (l)	Aaa/AAA	53,870
1	8.00%, 9/1/30, MBS	Aaa/AAA	1,267
10	8.00%, 10/1/30, MBS	Aaa/AAA	10,936
20	8.00%, 1/1/31, MBS	Aaa/AAA	22,382
15	8.00%, 3/1/31, MBS	Aaa/AAA	16,853
120	8.00%, 5/1/31, MBS (l)	Aaa/AAA	137,203
483	8.00%, 7/1/31, MBS (l)	Aaa/AAA	550,546
47	8.00%, 8/1/31, MBS (l)	Aaa/AAA	52,656
376	8.00%, 10/1/31, MBS (l)	Aaa/AAA	429,017
81	8.00%, 11/1/31, MBS (l)	Aaa/AAA	93,079
37	8.00%, 1/1/32, MBS (l)	Aaa/AAA	42,230
98	8.00%, 5/1/32, MBS (l)	Aaa/AAA	111,363
12	8.00%, 6/1/32, MBS	Aaa/AAA	13,918
84	8.00%, 12/1/33, MBS (l)	Aaa/AAA	92,016
111	8.00%, 1/1/35, MBS (l)	Aaa/AAA	121,348
56	8.50%, 4/1/16, MBS (l)	Aaa/AAA	62,374
742	8.50%, 9/25/21, CMO	Aaa/AAA	823,251
635	8.50%, 10/25/21, CMO	Aaa/AAA	704,716
463	8.50%, 12/25/21, CMO	Aaa/AAA	506,804
1,619	8.50%, 6/18/27, CMO (l)	Aaa/AAA	1,795,898
197	8.50%, 6/25/30, CMO	Aaa/AAA	218,767
424	8.50%, 6/1/36, MBS (l)	Aaa/AAA	462,998
1,128	9.419%, 5/15/21, MBS (l)	Aaa/AAA	1,279,873
366	10.09%, 7/15/27, MBS (l)	Aaa/AAA	410,503
28	10.30%, 4/25/19, CMO (l)	Aaa/AAA	29,675

			277,286,844

	Federal Housing Administration—1.0%
3,344	7.25%, 8/1/31 (g)	Aaa/AAA	3,319,453
174	7.43%, 6/1/24 (g)	Aaa/AAA	173,493

			3,492,946

	Freddie Mac—46.0%
180	0.141%, 2/1/11, FRN (k)	Aaa/AAA	179,887
610	0.379%, 3/9/11, FRN (k)	Aaa/AAA	611,256
77	3.20%, 9/1/31, FRN, MBS (l)	Aaa/AAA	78,034
9	3.927%, 4/1/33, FRN, MBS	Aaa/AAA	9,551
11	4.574%, 12/1/26, FRN, MBS	Aaa/AAA	11,072
153	5.00%, 10/15/16, CMO	Aaa/AAA	158,206
185	5.00%, 11/15/16, CMO	Aaa/AAA	191,799
62	5.00%, 2/15/24, CMO (l)	Aaa/AAA	65,728
25,050	5.50%, 6/1/37, MBS (l)	Aaa/AAA	26,424,068
86	6.00%, 10/15/12, CMO (l)	Aaa/AAA	89,067
336	6.00%, 9/15/16, CMO	Aaa/AAA	359,915
3,480	6.00%, 12/15/16, CMO (l)	Aaa/AAA	3,743,141
46	6.00%, 3/15/17, CMO (l)	Aaa/AAA	49,871

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Freddie Mac (continued)
$1,326	6.00%, 4/1/17, MBS (l)	Aaa/AAA	$1,427,191
1,046	6.00%, 12/15/28, CMO	Aaa/AAA	1,124,017
9	6.00%, 2/1/33, MBS	Aaa/AAA	9,655
2,095	6.00%, 3/1/33, MBS (l)	Aaa/AAA	2,229,024
62	6.00%, 2/1/34, MBS (l)	Aaa/AAA	66,535
118	6.00%, 3/15/35, CMO (l)	Aaa/AAA	128,510
1,444	6.50%, 11/1/16, MBS (l)	Aaa/AAA	1,552,234
253	6.50%, 4/15/18, CMO	Aaa/AAA	259,090
23	6.50%, 8/1/21, MBS	Aaa/AAA	25,164
195	6.50%, 9/15/23, CMO	Aaa/AAA	210,148
3,000	6.50%, 10/15/23, CMO (l)	Aaa/AAA	3,208,347
81	6.50%, 12/15/23, CMO (l)	Aaa/AAA	87,207
9	6.50%, 6/1/29, MBS	Aaa/AAA	9,710
13,132	6.50%, 6/15/31, CMO (l)	Aaa/AAA	14,130,517
100	6.50%, 12/15/31, CMO (l)	Aaa/AAA	106,601
1,299	6.50%, 6/15/32, CMO	Aaa/AAA	1,392,577
6,675	6.50%, 7/15/32, CMO (l)	Aaa/AAA	7,321,727
114	6.50%, 8/1/34, MBS (l)	Aaa/AAA	121,181
6,782	6.50%, 7/1/37, MBS (l)	Aaa/AAA	7,213,295
128	6.50%, 2/25/43, CMO (l)	Aaa/AAA	138,399
119	6.50%, 9/25/43, CMO, VRN (l)	Aaa/AAA	129,054
696	6.50%, 10/25/43, CMO	Aaa/AAA	755,199
5,875	6.50%, 3/25/44, CMO (l)	Aaa/AAA	6,380,532
788	6.50%, 9/1/47, MBS (l)	Aaa/AAA	841,351
2,258	6.50%, 9/1/48, MBS (l)	Aaa/AAA	2,424,680
338	6.50%, 10/1/48, MBS (l)	Aaa/AAA	360,913
1,778	6.90%, 9/15/23, CMO (l)	Aaa/AAA	1,901,978
864	6.95%, 7/15/21, CMO	Aaa/AAA	937,653
1,101	6.976%, 7/25/32, CMO, VRN	Aaa/AAA	1,201,708
1	7.00%, 1/1/11, MBS	Aaa/AAA	1,315
887	7.00%, 9/1/11, MBS (l)	Aaa/AAA	926,936
9	7.00%, 3/1/12, MBS	Aaa/AAA	9,629
92	7.00%, 7/15/12, CMO (l)	Aaa/AAA	91,978
171	7.00%, 9/1/12, MBS (l)	Aaa/AAA	179,687
25	7.00%, 10/1/12, MBS	Aaa/AAA	26,715
19	7.00%, 11/1/12, MBS	Aaa/AAA	20,440
20	7.00%, 12/1/12, MBS	Aaa/AAA	21,417
716	7.00%, 7/1/13, MBS (l)	Aaa/AAA	754,356
13	7.00%, 1/1/14, MBS	Aaa/AAA	13,668
528	7.00%, 9/1/14, MBS (l)	Aaa/AAA	566,781
112	7.00%, 11/1/14, MBS (l)	Aaa/AAA	120,671
45	7.00%, 7/1/15, MBS	Aaa/AAA	48,651
14	7.00%, 8/1/15, MBS	Aaa/AAA	15,167
50	7.00%, 4/1/16, MBS (l)	Aaa/AAA	54,120
6	7.00%, 6/1/16, MBS	Aaa/AAA	6,403
48	7.00%, 7/1/16, MBS (l)	Aaa/AAA	51,817
13	7.00%, 11/1/16, MBS	Aaa/AAA	13,622
40	7.00%, 3/1/17, MBS (l)	Aaa/AAA	42,886
1,031	7.00%, 6/1/17, MBS (l)	Aaa/AAA	1,097,522
931	7.00%, 8/1/21, MBS (l)	Aaa/AAA	996,783
1,083	7.00%, 9/1/21, MBS (l)	Aaa/AAA	1,159,568

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value*
		Freddie Mac (continued)
$621		7.00%, 5/15/23, CMO (l)	Aaa/AAA	$649,941
1,672		7.00%, 1/15/24, CMO (l)	Aaa/AAA	1,805,385
90		7.00%, 3/15/24, CMO (l)	Aaa/AAA	98,343
11		7.00%, 7/1/24, MBS	Aaa/AAA	11,527
959		7.00%, 9/15/25, CMO	Aaa/AAA	1,036,176
1,248		7.00%, 7/15/27, CMO	Aaa/AAA	1,370,433
4,311		7.00%, 3/15/29, CMO (l)	Aaa/AAA	4,730,241
121		7.00%, 3/1/31, MBS (l)	Aaa/AAA	133,435
2,129		7.00%, 6/15/31, CMO (l)	Aaa/AAA	2,299,880
854		7.00%, 10/1/31, MBS (l)	Aaa/AAA	941,397
431		7.00%, 1/1/32, MBS (l)	Aaa/AAA	480,599
26		7.00%, 3/1/32, MBS (l)	Aaa/AAA	28,518
138		7.00%, 4/1/32, MBS (l)	Aaa/AAA	151,664
538		7.00%, 1/1/36, MBS (l)	Aaa/AAA	593,347
9,395		7.00%, 6/1/36, MBS (l)	Aaa/AAA	10,089,840
988		7.00%, 7/1/36, MBS (l)	Aaa/AAA	1,061,471
8,496		7.00%, 8/1/36, MBS (l)	Aaa/AAA	9,123,664
5,863		7.00%, 9/1/36, MBS (l)	Aaa/AAA	6,296,372
2,695		7.00%, 11/1/36, MBS (l)	Aaa/AAA	2,895,615
848		7.00%, 12/1/36, MBS (l)	Aaa/AAA	910,574
6,583		7.00%, 1/1/37, MBS (l)	Aaa/AAA	7,069,789
993		7.00%, 2/25/43, CMO	Aaa/AAA	1,087,770
415		7.00%, 9/25/43, CMO	Aaa/AAA	451,716
133		7.00%, 10/25/43, CMO	Aaa/AAA	146,244
95		7.50%, 1/1/16, MBS (l)	Aaa/AAA	102,849
1,325		7.50%, 5/15/24, CMO (l)	Aaa/AAA	1,454,392
506		7.50%, 8/1/24, MBS (l)	Aaa/AAA	567,511
4		7.50%, 6/1/25, MBS	Aaa/AAA	4,723
26		7.50%, 12/1/25, MBS	Aaa/AAA	28,754
7		7.50%, 1/1/26, MBS	Aaa/AAA	8,657
18		7.50%, 2/1/26, MBS	Aaa/AAA	19,864
26		7.50%, 3/1/26, MBS	Aaa/AAA	29,682
40		7.50%, 4/1/26, MBS (l)	Aaa/AAA	45,521
38		7.50%, 5/1/26, MBS	Aaa/AAA	43,490
302		7.50%, 6/1/26, MBS (l)	Aaa/AAA	341,246
215		7.50%, 7/1/26, MBS (l)	Aaa/AAA	242,718
52		7.50%, 8/1/26, MBS	Aaa/AAA	58,293
14		7.50%, 11/1/26, MBS	Aaa/AAA	16,219
561		7.50%, 12/1/26, MBS (l)	Aaa/AAA	634,129
235		7.50%, 3/15/28, CMO	Aaa/AAA	237,800
4,564		7.50%, 4/1/28, MBS (l)	Aaa/AAA	5,156,320
163		7.50%, 2/1/30, MBS (l)	Aaa/AAA	175,175
15		7.50%, 4/1/30, MBS	Aaa/AAA	17,140
—	(h)	7.50%, 6/1/30, MBS	Aaa/AAA	98
11		7.50%, 10/1/30, MBS	Aaa/AAA	12,160
24		7.50%, 11/1/30, MBS	Aaa/AAA	27,494
1,292		7.50%, 12/1/30, MBS (l)	Aaa/AAA	1,460,216
822		7.50%, 5/1/32, MBS (l)	Aaa/AAA	926,214
265		7.50%, 7/25/32, CMO, VRN	Aaa/AAA	295,981
293		7.50%, 7/1/33, MBS (l)	Aaa/AAA	317,769
87		7.50%, 7/1/34, MBS (l)	Aaa/AAA	94,391

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Freddie Mac (continued)
$828	7.50%, 3/1/37, MBS (l)	Aaa/AAA	$892,646
80	7.50%, 2/25/42, CMO (l)	Aaa/AAA	88,768
29	8.00%, 2/15/22, CMO (l)	Aaa/AAA	29,990
93	8.00%, 8/15/22, CMO (l)	Aaa/AAA	101,589
43	8.00%, 7/1/24, MBS	Aaa/AAA	48,952
65	8.00%, 8/1/24, MBS (l)	Aaa/AAA	73,826
797	8.00%, 12/1/26, MBS (l)	Aaa/AAA	906,717
240	8.00%, 4/15/30, CMO	Aaa/AAA	260,976
175	8.00%, 11/1/34, MBS (l)	Aaa/AAA	189,641
267	8.50%, 4/15/22, CMO	Aaa/AAA	292,857
531	8.50%, 10/1/30, MBS (l)	Aaa/AAA	581,309

			163,135,942

	Ginnie Mae—17.2%
439	5.50%, 6/20/35, FRN, MBS (l)	Aaa/AAA	461,597
15,000	6.00%, MBS, TBA (e)	Aaa/AAA	15,921,090
219	6.50%, 11/20/24, MBS (l)	Aaa/AAA	234,986
1,766	6.50%, 9/15/28, MBS (l)	Aaa/AAA	1,910,885
2,395	6.50%, 10/15/31, MBS (l)	Aaa/AAA	2,587,283
1,625	6.50%, 1/15/32, MBS (l)	Aaa/AAA	1,750,381
2,006	6.50%, 2/15/32, MBS (l)	Aaa/AAA	2,161,026
1,047	6.50%, 4/15/32, MBS (l)	Aaa/AAA	1,127,894
1,591	6.50%, 5/15/32, MBS (l)	Aaa/AAA	1,714,329
79	6.50%, 6/20/32, CMO (l)	Aaa/AAA	85,745
135	6.50%, 9/20/34, MBS (l)	Aaa/AAA	144,698
1,153	6.50%, 8/20/38, MBS (l)	Aaa/AAA	1,216,794
537	6.50%, 10/20/38, MBS (l)	Aaa/AAA	566,162
1,607	6.50%, 2/15/39, MBS (l)	Aaa/AAA	1,710,045
18,800	6.50%, MBS, TBA (e)	Aaa/AAA	19,983,817
3	7.00%, 4/15/24, MBS	Aaa/AAA	3,669
31	7.00%, 7/15/25, MBS (l)	Aaa/AAA	33,675
31	7.00%, 9/15/25, MBS	Aaa/AAA	34,646
22	7.00%, 11/15/25, MBS	Aaa/AAA	24,427
11	7.00%, 12/15/25, MBS	Aaa/AAA	12,131
40	7.00%, 3/15/26, MBS (l)	Aaa/AAA	44,099
10	7.00%, 4/15/26, MBS	Aaa/AAA	11,554
2	7.00%, 5/15/26, MBS	Aaa/AAA	2,313
57	7.00%, 6/15/26, MBS (l)	Aaa/AAA	63,330
4,374	7.00%, 3/20/31, CMO (l)	Aaa/AAA	4,726,340
62	7.25%, 7/16/28, CMO (l)	Aaa/AAA	62,265
6	7.50%, 1/15/17, MBS	Aaa/AAA	6,719
8	7.50%, 2/15/17, MBS	Aaa/AAA	8,418
8	7.50%, 3/15/17, MBS	Aaa/AAA	8,366
3	7.50%, 4/15/17, MBS	Aaa/AAA	3,496
8	7.50%, 5/15/17, MBS	Aaa/AAA	8,891
3	7.50%, 7/15/17, MBS	Aaa/AAA	2,893
1	7.50%, 6/15/23, MBS	Aaa/AAA	943
11	7.50%, 10/15/25, MBS	Aaa/AAA	12,432
—(h)	7.50%, 2/15/26, MBS	Aaa/AAA	459
163	7.50%, 3/15/26, MBS (l)	Aaa/AAA	183,815
154	7.50%, 6/20/26, CMO	Aaa/AAA	166,734
307	7.50%, 9/15/26, MBS (l)	Aaa/AAA	347,587
10	7.50%, 12/15/26, MBS	Aaa/AAA	11,807
4	7.50%, 1/15/27, MBS	Aaa/AAA	4,020
4	7.50%, 2/15/27, MBS	Aaa/AAA	4,774

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Ginnie Mae (continued)
$71	7.50%, 3/15/27, MBS (l)	Aaa/AAA	$79,934
301	7.50%, 4/15/27, MBS (l)	Aaa/AAA	341,151
10	7.50%, 5/15/27, MBS	Aaa/AAA	11,668
116	7.50%, 6/15/27, MBS (l)	Aaa/AAA	130,563
187	7.50%, 7/15/27, MBS (l)	Aaa/AAA	211,954
54	7.50%, 8/15/27, MBS (l)	Aaa/AAA	61,045
65	7.50%, 12/15/27, MBS (l)	Aaa/AAA	73,647
394	7.50%, 1/15/28, MBS (l)	Aaa/AAA	447,665
103	7.50%, 2/15/28, MBS (l)	Aaa/AAA	117,016
170	7.50%, 1/15/29, MBS (l)	Aaa/AAA	192,559
208	7.50%, 2/15/29, MBS (l)	Aaa/AAA	236,910
180	7.50%, 3/15/29, MBS (l)	Aaa/AAA	204,082
5	8.00%, 6/15/16, MBS	Aaa/AAA	5,254
—(h)	8.00%, 7/15/16, MBS	Aaa/AAA	218
11	8.00%, 1/15/17, MBS	Aaa/AAA	11,946
3	8.00%, 2/15/17, MBS	Aaa/AAA	3,114
13	8.00%, 3/15/17, MBS	Aaa/AAA	14,145
21	8.00%, 4/15/17, MBS	Aaa/AAA	23,366
15	8.00%, 5/15/17, MBS	Aaa/AAA	17,063
9	8.00%, 6/15/17, MBS	Aaa/AAA	9,660
12	8.00%, 7/15/17, MBS	Aaa/AAA	13,182
1	8.00%, 1/15/20, MBS	Aaa/AAA	640
—(h)	8.00%, 5/15/21, MBS	Aaa/AAA	466
7	8.00%, 11/15/21, MBS	Aaa/AAA	8,164
5	8.00%, 12/15/21, MBS	Aaa/AAA	5,604
9	8.00%, 4/15/22, MBS	Aaa/AAA	10,016
1	8.00%, 5/15/22, MBS	Aaa/AAA	686
7	8.00%, 11/15/22, MBS	Aaa/AAA	8,291
397	8.00%, 3/20/30, CMO	Aaa/AAA	434,394
—(h)	8.50%, 10/15/16, MBS	Aaa/AAA	262
—(h)	8.50%, 10/15/17, MBS	Aaa/AAA	38
—(h)	8.50%, 5/15/22, MBS	Aaa/AAA	237
1	8.50%, 1/15/23, MBS	Aaa/AAA	1,071
8	8.50%, 4/15/23, MBS	Aaa/AAA	9,545
2	8.50%, 8/15/30, MBS	Aaa/AAA	2,840
12	8.50%, 2/15/31, MBS	Aaa/AAA	13,735
16	9.00%, 6/15/16, MBS	Aaa/AAA	17,782
42	9.00%, 11/15/16, MBS (l)	Aaa/AAA	46,536
70	9.00%, 12/15/16, MBS (l)	Aaa/AAA	77,653
35	9.00%, 9/15/17, MBS (l)	Aaa/AAA	39,592
60	9.00%, 12/15/17, MBS (l)	Aaa/AAA	68,423
66	9.00%, 3/15/18, MBS (l)	Aaa/AAA	75,048
75	9.00%, 5/15/18, MBS (l)	Aaa/AAA	85,347
22	9.00%, 6/15/18, MBS	Aaa/AAA	25,368
242	9.00%, 10/15/19, MBS (l)	Aaa/AAA	274,381
171	9.00%, 11/15/19, MBS (l)	Aaa/AAA	193,760
107	9.00%, 1/15/20, MBS (l)	Aaa/AAA	121,895

			61,094,451

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Small Business Administration Participation Certificates—20.5%
$664	4.625%, 2/1/25, ABS	Aaa/AAA	$697,792
1,934	4.727%, 2/10/19, ABS	Aaa/AAA	1,984,205
748	4.754%, 8/10/14, ABS	Aaa/AAA	778,461
27,987	4.76%, 2/1/29, ABS (l)	Aaa/AAA	29,674,921
2,557	5.09%, 10/1/25, ABS	Aaa/AAA	2,712,454
829	5.038%, 3/10/15, ABS	Aaa/AAA	858,036
7,499	5.471%, 3/10/18, ABS	Aaa/AAA	7,765,473
1,749	5.51%, 11/1/27, ABS	Aaa/AAA	1,882,351
16,405	5.60%, 9/1/28, ABS	Aaa/AAA	17,810,083
5,904	5.72%, 1/1/29, ABS	Aaa/AAA	6,505,162
170	5.78%, 8/1/27, ABS	Aaa/AAA	183,604
174	5.82%, 7/1/27, ABS	Aaa/AAA	191,424
163	6.30%, 7/1/13	Aaa/AAA	168,506
397	6.30%, 6/1/18	Aaa/AAA	429,182
449	6.344%, 8/1/11	Aaa/AAA	471,742
151	6.40%, 8/1/13	Aaa/AAA	157,120
465	6.64%, 2/1/11	Aaa/AAA	487,832
58	7.20%, 6/1/17	Aaa/AAA	64,145
38	7.70%, 7/1/16	Aaa/AAA	41,600

			72,864,093

	Vendee Mortgage Trust—2.0%
501	6.50%, 3/15/29, CMO	Aaa/AAA	532,573
103	6.75%, 2/15/26, CMO	Aaa/AAA	111,036
230	6.75%, 6/15/26, CMO	Aaa/AAA	246,593
6,081	7.50%, 9/15/30, CMO	Aaa/AAA	6,340,226

			7,230,428

	Total U.S. Government Agency Securities (cost—$567,834,782)		585,104,704

CORPORATE BONDS & NOTES—53.1%
Airlines—2.7%
3,000	American Airlines, Inc., 10.50%, 10/15/12 (a)(d)	B2/B	3,090,000
1,093	Northwest Airlines, Inc., 1.175%, 5/20/14, FRN, MBIA	Baa2/BBB-	918,540
2,731	United Air Lines Pass Through Trust, 6.636%, 1/2/24	Ba1/BB+	2,403,063
3,000	United Air Lines, Inc., 10.40%, 5/1/18	Ba1/BBB	3,060,000

			9,471,603

Banking—4.7%
3,000	American Express Bank FSB, 0.374%, 5/29/12, FRN (l)	A2/BBB+	2,868,099
2,000	Banque Centrale de Tunisie, 7.375%, 4/25/12	Baa2/BBB	2,212,500
£1,100	Barclays Bank PLC, 14.00%, 6/15/19 (i)	Baa2/BBB+	2,384,339
$5,900	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(i)	Aa2/AA-	7,425,675
1,800	UBS AG, 5.875%, 12/20/17	Aa2/A+	1,850,515

			16,741,128

Energy—2.9%
10,000	Kinder Morgan Energy Partners L.P., 6.50%, 9/1/39 (l)	Baa2/BBB	10,219,310
1,500	SemGroup L.P., 8.75%, 11/15/15 (a)(d)(f)	NR/NR	97,500

			10,316,810

Financial Services—31.2%
7,000	American Express Credit Corp., 0.405%, 6/16/11, FRN (l)	A2/BBB+	6,840,113
1,800	C10 Capital SPV Ltd., 6.722%, 12/31/16 (i)	NR/B-	1,278,763
€500	CIT Group, Inc., 1.176%, 6/20/13, FRN (m)	WR/NR	457,390

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Citigroup, Inc. (l),
$3,000	0.42%, 3/16/12, FRN	A3/A	$2,864,421
9,000	5.00%, 9/15/14	Baa1/A-	8,883,450
20,000	5.625%, 8/27/12	Baa1/A-	20,733,740
2,500	Credit Agricole S.A., 6.637%, 5/31/17 (a)(d)(i)	Aa3/A-	2,012,500
	Ford Motor Credit Co. LLC,
4,700	7.25%, 10/25/11	Caa1/CCC+	4,611,847
10,000	8.70%, 10/1/14	Caa1/CCC+	9,998,700
£3,000	General Electric Capital Corp., 6.50%, 9/15/67, FRN	Aa3/A+	4,104,393
	GMAC, Inc.,
$3,000	6.00%, 12/15/11	Ca/CCC	2,815,575
1,250	6.625%, 5/15/12	Ca/CCC	1,176,695
3,000	6.75%, 12/1/14	Ca/CCC	2,722,662
4,000	6.875%, 8/28/12	Ca/CCC	3,776,032
	International Lease Finance Corp.,
5,000	4.15%, 1/20/15 (l)	Baa3/BBB+	4,696,875
9,763	5.75%, 6/15/11	Baa3/BBB+	8,773,862
4,000	Merrill Lynch & Co., Inc., 0.744%, 1/15/15, FRN	A2/A	3,612,776
	Morgan Stanley,
4,000	0.584%, 1/9/14, FRN (l)	A2/A	3,779,756
8,000	0.734%, 10/18/16, FRN	A2/A	7,220,304
AUD 2,700	3.817%, 3/1/13, FRN	A2/A	2,293,555
$1,000	6.625%, 4/1/18	A2/A	1,072,879
	SLM Corp.,
1,000	0.444%, 12/15/10, FRN	Ba1/BBB-	894,042
570	0.623%, 2/1/14, FRN (l)	Ba1/BBB-	415,171
€1,000	1.123%, 11/15/11, FRN	Ba1/BBB-	1,261,510
€1,500	3.125%, 9/17/12	Ba1/NR	1,836,936
€2,000	4.75%, 3/17/14	Ba1/BBB-	2,404,985

			110,538,932

Healthcare & Hospitals—0.4%
$1,500	HCA, Inc., 9.00%, 12/15/14	Caa1/B-	1,514,966

Insurance—5.7%
	American International Group, Inc.,
1,000	0.394%, 10/18/11, FRN (l)	A3/A-	878,515
1,000	5.85%, 1/16/18 (l)	A3/A-	754,035
14,275	8.175%, 5/15/68, (converts to FRN on 5/15/38) (l)	Ba2/BBB	8,672,062
9,700	8.25%, 8/15/18 (l)	A3/A-	8,274,304
£1,750	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	1,629,807

			20,208,723

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Oil & Gas—2.3%
	Gaz Capital S.A.,
€1,000	5.875%, 6/1/15 (a)(d)	Baa1/BBB	$1,503,189
$3,000	8.625%, 4/28/34	Baa1/BBB	3,322,800
2,000	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13	Baa1/BBB	2,235,200
1,250	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.332%, 9/30/27 (b)	Aa2/A	1,266,763

			8,327,952

Paper/Paper Products—0.4%
1,500	Verso Paper Holdings LLC, 9.125%, 8/1/14	B2/B-	1,252,500

Tobacco—2.8%
10,000	Reynolds American, Inc., 0.999%, 6/15/11, FRN (l)	Baa3/BBB	9,854,270

	Total Corporate Bonds & Notes (cost—$165,842,291)		188,226,884

MORTGAGE-BACKED SECURITIES—30.0%
1,028	Bear Stearns Alt-A Trust, 6.25%, 8/25/36, CMO, VRN	Caa2/CCC	689,407
55	Citigroup Mortgage Loan Trust, Inc., 7.00%, 9/25/33, CMO	Aaa/NR	54,671
	Countrywide Alternative Loan Trust, CMO,
1,901	6.25%, 8/25/37	Caa1/CCC	964,249
2,453	6.50%, 7/25/35	Ba1/B	1,337,118
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,584	4.102%, 8/25/34, FRN	A1/AAA	1,000,069
4,675	7.50%, 11/25/34 (a)(d)	Baa1/NR	4,511,249
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
666	0.894%, 3/25/34, FRN	Aa2/AA+	565,766
1,476	7.00%, 2/25/34	Aa2/AAA	1,318,088
873	GMAC Mortgage Corp. Loan Trust, 5.219%, 8/19/34, CMO, FRN	Aa2/AAA	385,726
4,067	GSAA Trust, 6.00%, 4/1/34, CMO	Aa1/AAA	3,388,294
	GSMPS Mortgage Loan Trust, CMO (a)(d),
4,125	7.00%, 6/25/43	NR/NR	3,945,690
131	7.50%, 6/19/27, VRN	NR/NR	125,748
1,947	8.00%, 9/19/27, VRN	NR/NR	1,959,690
	GSR Mortgage Loan Trust, CMO,
1,219	0.574%, 12/25/34, FRN	Aa2/AAA	987,741
632	0.584%, 12/25/34, FRN	Aa1/NR	463,085
9,441	5.237%, 11/25/35, VRN	NR/AAA	8,500,087
5,000	5.50%, 11/25/35	NR/B-	2,912,689
2,571	6.50%, 1/25/34	NR/AAA	2,606,996
3,695	Harborview Mortgage Loan Trust, 0.615%, 10/19/33, CMO, FRN	Aaa/AAA	3,212,806
5,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	0.695%, 7/15/19, CMO, FRN (a)(b)(d)	Aa2/NR	3,499,098
2,137	MASTR Adjustable Rate Mortgage Trust, 4.099%, 10/25/34, CMO, VRN	NR/AAA	1,685,077
	MASTR Alternative Loans Trust, CMO,
1,655	6.50%, 3/25/34	Aaa/AAA	1,530,945
149	7.00%, 4/25/34	Aaa/AAA	132,921

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	MASTR Reperforming Loan Trust, CMO (a)(d),
$3,571	7.00%, 5/25/35	Ba3/AAA	$3,324,089
5,169	7.50%, 7/25/35	Ba3/AAA	5,679,954
	Nomura Asset Acceptance Corp., CMO (a)(d),
2,929	7.00%, 10/25/34	A1/AAA	2,789,883
4,099	7.50%, 3/25/34	Aa3/AAA	3,988,872
8,787	7.50%, 10/25/34	A1/AAA	8,309,103
	Residential Accredit Loans, Inc., CMO,
4,342	0.424%, 6/25/46, FRN	Caa1/CCC	1,708,535
5,111	6.00%, 8/25/35	NR/B-	3,799,305
	Residential Asset Mortgage Products, Inc., CMO,
136	6.50%, 11/25/31	NR/AAA	131,893
1,325	7.00%, 8/25/16	NR/AAA	1,328,728
1,313	8.50%, 10/25/31	Aa2/AAA	1,174,555
1,847	8.50%, 11/25/31	NR/AAA	1,690,187
2,364	Sequoia Mortgage Trust, 0.445%, 7/20/36, CMO, FRN	Ba3/AAA	1,758,038
685	Structured Adjustable Rate Mortgage Loan Trust,
	3.596%, 3/25/34, CMO, VRN	Aa2/AAA	601,197
6,756	Structured Asset Mortgage Investments, Inc.,
	2.257%, 8/25/47, CMO, FRN	B2/CCC	3,755,006
6,341	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (a)(d)	B3/AAA	6,092,509
5,000	Wachovia Bank Commercial Mortgage Trust,
	0.365%, 9/15/21, CMO, FRN (a)(b)(d)	A1/AAA	3,693,181
575	WaMu Mortgage Pass Through Certificates, 4.675%, 5/25/35, CMO, VRN	NR/AAA	428,979
	Washington Mutual MSC Mortgage Pass Through Certificates, CMO,
2,887	6.50%, 8/25/34	NR/AAA	2,724,366
529	7.00%, 3/25/34	NR/AAA	519,346
2,306	7.50%, 4/25/33	NR/AAA	2,335,261
	Wells Fargo Mortgage Backed Securities Trust, CMO, VRN,
2,798	3.249%, 5/25/35	Aa2/AAA	2,481,957
690	3.672%, 6/25/35	A1/AAA	654,253
247	5.240%, 4/25/36	NR/B	211,204
1,785	Wells Fargo Mortgage-Backed Securities Trust,
	3.459%, 6/25/35, CMO, FRN	NR/AAA	1,597,360

	Total Mortgage-Backed Securities (cost—$119,008,214)		106,554,971

U.S. TREASURY BONDS & NOTES—15.7%
	U.S. Treasury Bonds & Notes (k),
1,283	1.00%, 7/31/11		1,289,616
3	1.00%, 9/30/11		3,010
	U.S. Treasury Inflation Indexed Bonds & Notes (e)(j),
28,635	2.00%, 7/15/14		30,221,385
16,317	2.00%, 1/15/16		17,170,676
6,250	2.625%, 7/15/17		6,879,639

	Total U.S. Treasury Bonds & Notes (cost—$55,174,355)		55,564,326

ASSET-BACKED SECURITIES—1.8%
1,016	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	Caa2/NR	833,165
	Ameriquest Mortgage Securities, Inc., FRN (f),
2,167	3.769%, 11/25/32	Ca/D	101,525
963	5.869%, 2/25/33	Ca/D	57,347

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Conseco Finance Securitizations Corp.,
$721	7.96%, 2/1/32	Ca/CCC-	$600,724
358	7.97%, 5/1/32	Ca/CCC-	277,454
CAD 800	Ford Auto Securitization Trust, 4.817%, 10/15/12 (a)(d)(g)	NR/AAA	725,220
	Green Tree Financial Corp.,
$309	6.53%, 2/1/31, VRN	NR/B-	234,342
461	7.05%, 1/15/27	B3/B	342,836
1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	795,315
2,704	Morgan Stanley ABS Capital I, 0.424%, 1/25/36, FRN	Baa2/B-	2,234,378
49	Oakwood Mortgage Investors, Inc., 0.475%, 5/15/13, FRN	Caa1/BB-	27,701
36	Residential Asset Mortgage Products, Inc., 8.50%, 12/25/31	NR/AAA	30,804

	Total Asset-Backed Securities (cost—$7,854,048)		6,260,811

SENIOR LOANS (a)(c)—1.3%
Financial Services—1.3%
2,646	Chrysler Financial Corp., 4.25%, 8/3/12, Term B		2,541,446
2,000	CIT Group, Inc., 9.75%, 1/18/12, Term A (b)(m)		1,988,750

	Total Senior Loans (cost—$4,467,606)		4,530,196

MUNICIPAL BONDS—0.4%
West Virginia—0.4%
1,925	Tobacco Settlement Finance Auth. Rev.,
	7.467%, 6/1/47, Ser. A (cost—$1,810,508)	Baa3/BBB	1,462,750

SHORT-TERM INVESTMENTS—7.5%
Corporate Notes—5.0%
Financial Services—5.0%
5,400	Ford Motor Credit Co. LLC, 5.70%, 1/15/10	Caa1/CCC+	5,402,802
4,000	GMAC, Inc., 7.75%, 1/19/10	Ca/CCC	4,003,356
8,460	International Lease Finance Corp., 5.00%, 4/15/10 (l)	Baa3/BBB+	8,347,347

			17,753,505

Oil & Gas—0.0%
80	Pemex Project Funding Master Trust, 9.125%, 10/13/10	Baa1/BBB+	85,000

	Total Corporate Notes (cost—$17,233,808)		17,838,505

Repurchase Agreements—1.4%
4,500	JPMorgan Securities, Inc., dated 10/30/09, 0.08%, due 11/2/09, proceeds $4,500,030; collateralized by Fannie Mae, 4.63%, due 10/15/14, valued at $4,604,733 including accrued interest		4,500,000
554	State Street Bank & Trust Co., dated 10/30/09, 0.01%, due 11/2/09, proceeds $554,000; collateralized by U.S. Treasury Bills, zero coupon, due 12/10/09, valued at $570,000		554,000

	Total Repurchase Agreements (cost—$5,054,000)		5,054,000

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
U.S. Treasury Bills (k)—0.8%
$2,950	0.18%-0.26%, 2/25/10-4/8/10 (cost—$2,947,742)		$2,947,742

U.S. Government Agency Securities—0.3%
	Freddie Mac, MBS,
—(h)	7.00%, 11/1/09	Aaa/AAA	76
—(h)	7.00%, 8/1/10	Aaa/AAA	115
	Small Business Administration,
754	7.449%, 8/1/10	Aaa/AAA	777,284
195	8.017%, 2/10/10, ABS	Aaa/AAA	199,276

	Total U.S. Government Agency Securities (cost—$959,012)		976,751

	Total Short-Term Investments (cost—$26,194,562)		26,816,998

	Total Investments (cost—$948,186,366)—274.7%		974,521,640
	Liabilities in excess of other assets—(174.7%)		(619,742,091)

	Net Assets—100%		$354,779,549

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $67,303,346, representing 19.0% of net assets.

(b)	Illiquid.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2009.

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery. To be settled/delivered after October 31, 2009.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $4,218,166, representing 1.2% of net assets.

(h)	Principal amount less than $500.

(i)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(j)	Inflationary Bonds—Principal amount of security is adjusted for inflation.

(k)	All or partial amount segregated as collateral for swaps.

(l)	All or partial amount segregated as collateral for reverse repurchase agreements.

(m)	Issuer filed for bankruptcy on November 1, 2009.

Glossary:

ABS—Asset-Backed Securities

AUD—Australian Dollar

£—British Pound

CAD—Canadian Dollar

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2009.

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

NR—Not Rated

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2009.

WR—Withdrawn Rating

Other Investments:

(A) Credit default swap agreements:

Buy protection swap agreements outstanding at October 31, 2009 (1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000) (4)	Credit Spread (3)	Termination Date	Payments Made by Fund	Market Value (5)	Upfront Premiums Paid	Unrealized Depreciation
JPMorgan Chase:
CIT Group †	$5,200	64.57%	12/20/13	(5.00)%	$1,756,933	$2,340,000	$(583,067)
Morgan Stanley:
CIT Group †	3,700	64.57%	12/20/13	(5.00)%	1,250,126	1,665,000	(414,874)

					$3,007,059	$4,005,000	$(997,941)

Sell protection swap agreements outstanding at October 31, 2009 (2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000) (4)	Credit Spread (3)	Termination Date	Payments Received by Fund	Market Value (5)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Barclays Bank:
CIT Group †	$3,700	66.68%	12/20/13	5.00%	$(1,258,851)	$(753,500)	$(505,351)
BNP Paribas:
General Electric	800	1.93%	12/20/13	4.60%	85,455	—	85,455
Citigroup:
American Express	500	1.27%	12/20/13	4.30%	61,402	—	61,402
SLM	2,900	7.99%	12/20/13	5.00%	(253,965)	(350,000)	96,035
Deutsche Bank:
American International Group	3,000	7.58%	3/20/13	2.10%	(452,393)	—	(452,393)
CIT Group †	1,200	66.68%	12/20/13	5.00%	(408,276)	(318,000)	(90,276)
General Electric	4,100	1.93%	12/20/13	4.78%	466,085	—	466,085
General Electric	8,000	1.93%	12/20/13	4.82%	923,546	—	923,546
Home Equity Index	4,305	15.61%	7/25/45	0.18%	(858,063)	(634,965)	(223,098)
SLM	4,000	7.99%	12/20/13	5.00%	(350,297)	(490,000)	139,703
Goldman Sachs:
CIT Group †	8,000	66.68%	12/20/13	5.00%	(2,721,839)	(1,920,000)	(801,839)
Merrill Lynch & Co.:
American Express	8,000	1.27%	12/20/13	4.10%	918,343	—	918,343
SLM	8,000	7.99%	12/20/13	5.00%	(700,594)	(980,000)	279,406

					$(4,549,447)	$(5,446,465)	$897,018

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at October 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

† Issuer filed for bankruptcy on November 1, 2009.

(B)	Forward foreign currency contracts outstanding at October 31, 2009:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value October 31, 2009	Unrealized Appreciation (Depreciation)
Sold:
2,307,000 Australian Dollar settling 11/5/09	Royal Bank of Scotland PLC	$2,005,175	$2,084,216	$(79,041)
3,183,000 British Pound settling 1/27/10	Royal Bank of Scotland PLC	5,203,282	5,244,317	(41,035)
800,000 Canadian Dollar settling 12/10/09	JPMorgan Chase & Co.	750,124	742,669	7,455
3,760,000 Euro settling 12/8/09	Morgan Stanley	5,493,360	5,547,164	(53,804)

				$(166,425)

The Fund received $4,130,000 in cash as collateral for derivative contracts and delayed-delivery securities. Cash collateral received may be invested in accordance with the Fund's investment strategy.

(C)	Open reverse repurchase agreements at October 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	1.00%	10/9/09	11/9/09	$24,875,573	$24,859,000
Barclays Bank	0.15%	10/26/09	11/12/09	29,000,846	29,000,000
	0.16%	10/14/09	11/12/09	200,944,967	200,928,000
	0.16%	10/21/09	11/12/09	14,685,783	14,685,000
	0.16%	10/28/09	11/12/09	5,400,120	5,400,000
	0.16%	10/30/09	11/12/09	12,681,169	12,681,000
	0.23%	10/14/09	11/12/09	95,298,567	95,287,000
	0.55%	10/23/09	11/24/09	10,687,210	10,685,578
	0.65%	10/5/09	11/9/09	44,830,653	44,808,000
	1.50%	10/5/09	11/9/09	5,209,070	5,203,000
Credit Suisse First Boston	0.65%	10/5/09	11/2/09	17,489,838	17,481,000

					$461,017,578

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended October 31, 2009 was $348,743,405 at a weighted average interest rate of 0.55%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at October 31, 2009 was $495,206,276.

The Fund received $5,170,000 in principal value of U.S. government agency securities and $250,000 in cash as collateral for reverse repurchase agreements. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

Fair Value Measurements—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset's or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair valuing securities, the Fund utilitized the option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at October 31, 2009 in valuing the Fund's assets and liabilities is listed below:

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 10/31/09
Investments in Securities—Assets
U.S. Government Agency Securities	—	$581,611,758	$3,492,946	$585,104,704
Corporate Bonds & Notes	—	188,226,884	—	188,226,884
Mortgaged-Backed Securities	—	106,554,971	—	106,554,971
U.S. Treasury Bonds and Notes	—	55,564,326	—	55,564,326
Asset-Backed Securities	—	5,535,591	725,220	6,260,811
Senior Loans	—	4,530,196	—	4,530,196
Municipal Bonds	—	1,462,750	—	1,462,750
Short-Term Investments	—	26,816,998	—	26,816,998

Total Investments in Securities—Assets	—	$970,303,474	$4,218,166	$974,521,640

Other Financial Instruments*	—	$(267,348)	—	$(267,348)

Total Investments in Securities	—	$970,036,126	$4,218,166	$974,254,292

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2009, was as follows:

	Beginning Balance 1/31/09	Net Purchases (Sales) and Settlements	Accrued Discounts	Total Realized Gain	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 10/31/09
Investments in Securities—Assets
U.S. Government Agency Securities	$181,764	$3,245,808	$492	$101	$64,781	—	$3,492,946
Asset-Backed Securities	—	698,385	—	—	26,835	—	725,220

Total Investments in Securities	$181,764	$3,944,193	$492	$101	$91,616	—	$4,218,166

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation of investments, which the Fund held at October 31, 2009 was $91,762.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Strategic Global Government Fund, Inc.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2009

.By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2009

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2009